Shareholder Report, Line Graph (Details) 190692_Baird Chautauqua Global Growth Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)												12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 15, 2016	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class Shares | CCGIX
Accumulated Value	$ 31,815	$ 25,992	$ 22,345	$ 19,206	$ 24,042	$ 21,290	$ 15,430	$ 11,856	$ 13,899	$ 10,090	$ 10,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Index
Accumulated Value	$ 29,798	$ 24,357	$ 20,731	$ 16,965	$ 20,781	$ 17,531	$ 15,080	$ 11,912	$ 13,150	$ 10,607	$ 10,000